EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
Provisions for employee benefits under government-mandated defined contribution plan from continuing operation	$ 22,829	$ 18,543	$ 9,263
Provisions for employee benefits under government-mandated defined contribution plan from discontinuing operations	$ 4,704	$ 3,181	$ 1,413